Exhibit 99.1

CERTIFICATION OF SERVICES PERFORMED

February 26, 2020

Reference is made to that certain Loan Agreement (the “Loan Agreement”) to be entered into by and between Progress Residential Borrower 12, LLC (“Borrower”) and Barclays Bank PLC (“Client”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower and Client, to the best of my knowledge and belief, that Green River Capital, LLC (“GRC”) has completed certain due diligence services ordered by Client under the Evaluation Services Agreement dated February 26, 2020, between GRC and Client, in connection with the borrowing of the Loan for certain residential rental properties (the “Properties” and each, a “Property”) contained in the data tape entitled “Progress 2020-SFR1 Data Tape 12.31.19 v04.xlsx” dated as of February 10, 2020 (the “Data Tape”). Furthermore;

1.       GRC has reviewed the Lease for each Property provided by Client and has determined that (a) each such Lease has been executed by the applicable tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the Data Tape and (c) all Section 8 Leases are correctly reported as such on the Data Tape.

2.       GRC has reviewed the Data Tape and, based on a review of the Broker Price Opinion for each Property, GRC has verified that the values presented on the Data Tape are correct.

3.       GRC has reviewed the Data Tape, which indicates which Properties have or do not have an active homeowners’, condominium, or other common-interest community association (“HOA”) and has confirmed, based on, among other things, including title review and that certain letter provided by OS National, LLC dated on or about the date hereof (the “OS National Report”), that the data provided by Borrower on the Data Tape is correctly reported except as otherwise set forth in the OS National Report.

4.       GRC has reviewed the purchase documentation provided by the Borrower for each Property in order to compare the purchase price provided in the purchase documents against the purchase price field included in the Data Tape. GRC has verified the correct values on the Data Tape.

5.       GRC has reviewed the total investment basis for each Property on the general ledger for the Borrower and verified that the amount corresponds to the amount reflected on the Data Tape.

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

GREEN RIVER CAPITAL, LLC

/s/ Tim Reilly
Name: Tim Reilly
Title: EVP